DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
DERIVATIVE INSTRUMENTS [Abstract]
Fair value of foreign exchange forward contracts	$ 41	$ 325
Fair value of foreign exchange forward contracts	(1,497)
Total derivatives designated as hedging instruments	$ (1,456)	$ 325